Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Schedule of property and equipment, net

	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$28,101	$8,176
Land and buildings	10,404	4,334
Leasehold improvements	1,614	1,742
Computer equipment and software	463	176
Capitalized software	228	17
Construction in process	22,097	35,551
Property and equipment – at cost	62,907	49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment – net	$58,515	$46,895